Nature of Operations and Summary of Significant Accounting Policies (Schedule of Changes in Deferred Revenues Relating to Warranty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred revenues
Balance at beginning of year	$ 17,555	$ 14,100
Revenue deferred in the period	18,454	22,309
Revenue recognized in the period	(16,791)	(18,854)
Balance at end of year	$ 19,218	$ 17,555